UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23107

Legg Mason Funds Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018–June 30, 2019

Item 1. Proxy Voting Record

On October 19, 2018, ClearBridge Real Estate Opportunities Fund was liquidated.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23107
Reporting Period: 07/01/2018 - 06/30/2019
Legg Mason Funds Trust

================== ClearBridge Real Estate Opportunities Fund ==================

HEALTHCARE TRUST OF AMERICA, INC.

Ticker:       HTA            Security ID:  42225P501
Meeting Date: JUL 09, 2018   Meeting Type: Annual
Record Date:  APR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Scott D. Peters          For       For          Management
1b    Elect Director W. Bradley Blair, II     For       For          Management
1c    Elect Director Vicki U. Booth           For       For          Management
1d    Elect Director Roberta B. Bowman        For       For          Management
1e    Elect Director Maurice J. DeWald        For       For          Management
1f    Elect Director Warren D. Fix            For       For          Management
1g    Elect Director Peter N. Foss            For       For          Management
1h    Elect Director Daniel S. Henson         For       For          Management
1i    Elect Director Larry L. Mathis          For       For          Management
1j    Elect Director Gary T. Wescombe         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Funds Trust

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 16, 2019